SEGMENTS - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 4,312	£ 4,658	£ 4,425
Non-interest income/(expense)	345	438	531
Total operating income	4,657	5,096	4,956
Operating expenses before credit impairment charges, provisions and charges	(2,548)	(2,456)	(2,343)
Credit impairment charges	(71)	(205)	(320)
Provisions for other liabilities and charges	(689)	(335)	(419)
Total credit impairment charges, provisions and charges	(760)	(540)	(739)
Profit before tax	1,349	2,100	1,874
Revenue/(expense) from external customers	4,657	5,096	4,956
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	474	542	562
Insurance, protection and investments	48	47	78
Credit cards	92	94	95
Non-banking and other fees	119	121	104
Total fee and commission income	733	804	839
Fee and commission expense	(481)	(501)	(509)
Net fee and commission income	252	303	330
Customer loans	194,512	203,054	215,738
Customer deposits	£ 176,733	£ 187,445	£ 189,911
Average number of full-time equivalent staff | employee	19,260	19,546	18,123
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 0	£ 0	£ 0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,426	3,716	3,671
Non-interest income/(expense)	121	182	209
Total operating income	3,547	3,898	3,880
Operating expenses before credit impairment charges, provisions and charges	(1,976)	(1,813)	(1,682)
Credit impairment charges	(50)	(149)	(262)
Provisions for other liabilities and charges	(297)	(233)	(394)
Total credit impairment charges, provisions and charges	(347)	(382)	(656)
Profit before tax	1,224	1,703	1,542
Revenue/(expense) from external customers	3,711	3,597	4,109
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	424	493	502
Insurance, protection and investments	48	47	78
Credit cards	92	94	95
Non-banking and other fees	3	3	2
Total fee and commission income	567	637	677
Fee and commission expense	(442)	(458)	(478)
Net fee and commission income	125	179	199
Customer loans	171,724	179,887	191,836
Customer deposits	£ 151,815	£ 158,329	£ 161,748
Average number of full-time equivalent staff | employee	15,993	16,330	15,212
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ (164)	£ 301	£ (229)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	144	156	180
Non-interest income/(expense)	182	192	195
Total operating income	326	348	375
Operating expenses before credit impairment charges, provisions and charges	(152)	(141)	(144)
Credit impairment charges	(17)	(15)	(27)
Provisions for other liabilities and charges	(332)	(18)	(6)
Total credit impairment charges, provisions and charges	(349)	(33)	(33)
Profit before tax	(175)	174	198
Revenue/(expense) from external customers	754	663	513
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	28	25	20
Total fee and commission income	28	25	20
Fee and commission expense	(7)	(6)	(5)
Net fee and commission income	21	19	15
Customer loans	4,759	5,228	5,384
Customer deposits	£ 0	£ 0	£ 0
Average number of full-time equivalent staff | employee	773	816	531
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ (428)	£ (315)	£ (138)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	694	841	580
Non-interest income/(expense)	128	135	146
Total operating income	822	976	726
Operating expenses before credit impairment charges, provisions and charges	(417)	(351)	(342)
Credit impairment charges	(4)	(40)	(31)
Provisions for other liabilities and charges	(50)	(15)	(8)
Total credit impairment charges, provisions and charges	(54)	(55)	(39)
Profit before tax	351	570	345
Revenue/(expense) from external customers	562	712	732
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	50	49	60
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	73	79	77
Total fee and commission income	123	128	137
Fee and commission expense	(10)	(11)	(18)
Net fee and commission income	113	117	119
Customer loans	18,029	17,939	18,518
Customer deposits	£ 22,137	£ 24,066	£ 24,798
Average number of full-time equivalent staff | employee	2,494	2,376	2,336
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 260	£ 264	£ (6)
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	48	(55)	(6)
Non-interest income/(expense)	(86)	(71)	(19)
Total operating income	(38)	(126)	(25)
Operating expenses before credit impairment charges, provisions and charges	(3)	(151)	(175)
Credit impairment charges	0	(1)	0
Provisions for other liabilities and charges	(10)	(69)	(11)
Total credit impairment charges, provisions and charges	(10)	(70)	(11)
Profit before tax	(51)	(347)	(211)
Revenue/(expense) from external customers	(370)	124	(398)
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	15	14	5
Total fee and commission income	15	14	5
Fee and commission expense	(22)	(26)	(8)
Net fee and commission income	(7)	(12)	(3)
Customer loans	0	0	0
Customer deposits	£ 2,781	£ 5,050	£ 3,365
Average number of full-time equivalent staff | employee	0	24	44
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income	£ 332	£ (250)	£ 373